SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  /_/
     Pre-Effective Amendment No. __                                      /_/
     Post-Effective Amendment No. 44                                     /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          /_/
     Amendment No. 44                                                    /X/



                       THE DREYFUS/LAUREL FUNDS, INC.
             (Exact Name of Registrant as Specified in Charter)

                        200 Park Avenue - 55th floor
                          New York, New York 10166
             (Address of Principal Executive Office) (ZIP Code)

     Registrant's Telephone Number, including Area Code: (800) 225-5267

                              John E. Pelletier
                                  Secretary
                       The Dreyfus/Laurel Funds, Inc.
                        200 Park Avenue - 55th floor
                          New York, New York 10166
                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as possible after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):
/X/ immediately upon filing pursuant to paragraph (b)
/ / on (date) pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/_/ on (date) pursuant to paragraph (a)(1)
/_/ 75 days after filing pursuant to paragraph (a)(2)
/_/ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
      The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant's most recent fiscal year ended October 31, 1995 was filed with the Commission on December 28, 1995.

                       The Dreyfus/Laurel Funds, Inc.
                Cross-Reference Sheet Pursuant to Rule 495(a)

Items in
Part A of
Form N-1A      Caption                  Prospectus Caption

1.             Cover Page               Cover Page

2.             Synopsis                 Expense Summary

3.             Condensed Financial      Financial Highlights
               Information

4.             General Description of   Description of the Fund--Investment
               Registrant               Objective, Management Policies,
                                        Investment Techniques, Certain
                                        Portfolio Securities; General
                                        Information

5.             Management of the Fund   Management of the Fund

6.             Capital Stock and Other  Description of the Fund--General;
               Securities               Dividends, Other Distributions and
                                        Taxes; Shareholder Services--
                                        Dreyfus Dividend Options; General
                                        Information

7.             Purchase of Securities   Expense Summary; Management of the
               Being Offered            Fund; How to Buy Fund Shares;
                                        Distribution Plan (Investor Shares
                                        Only); Shareholder Services

8.             Redemption or            How to Redeem Fund Shares;
               Repurchase               Shareholder Services--Automatic
                                        Withdrawal Plan

9.             Pending Legal            Not Applicable
               Proceedings


                        The Dreyfus/Laurel Funds, Inc.
                Cross-Reference Sheet Pursuant to Rule 495(a)

Items in
Part B of                               Statement of Additional
Form N-1A      Caption                  Information Caption

10.            Cover Page               Cover Page

11.            Table of Contents        Table of Contents

12.            General Information      Cover Page
               History

13.            Investment Objectives    Investment Objective and Management
               and Policies             Policies--Portfolio Securities,
                                        Management Policies, Investment
                                        Restrictions

14.            Management of the Fund   Directors and Officers

15.            Control Persons and      Controlling Shareholder;
               Principal Holders of     Directors and Officers
               Securities


16.            Investment Advisory      Management Arrangements;
               and Other Services       Distribution Plan; Custodian,
                                        Transfer and Dividend Disbursing
                                        Agent, Counsel and Independent
                                        Auditors

17.            Brokerage Allocation     Portfolio Transactions
               and Other Practices

18.            Capital Stock and Other  Cover Page; Information About the
               Securities               Fund; (See Prospectus Captions:
                                        Description of the Fund--General;
                                        General Information)

19.            Purchase, Redemption     Purchase of Fund Shares; Redemption
               and Pricing of           of Fund Shares; Shareholder
               Securities Being         Services; Determination of Net
               Offered                  Asset Value

20.            Tax Status               Dividends, Other Distributions and
                                        Taxes

21.            Underwriters             (See Prospectus Caption: Management
                                        of the Fund)

22.            Calculation of           Performance Information
               Performance Data

23.            Financial Statements     Not Applicable




               Parts A, B and C are incorporated by reference to Post-Effective Amendment No. 42 to The Dreyfus/Laurel Funds, Inc.'s Registration Statement on Form N-1A, filed on February 28, 1996, relating to Dreyfus Disciplined Stock Fund.



Dreyfus Disciplined Stock Fund
Class R Shares
An equity mutual fund
January 1, 1996
1 Investment Objective
The goal of Dreyfus Disciplined Stock Fund is to provide you with investment returns (including capital appreciation and income) consistently superior to the Standard & Poor's 500 Composite Stock Price Index by investing in equity securities.
2 Investment Strategy Individual security selection is the foundation of the Fund's investment approach. Securities are selected through the application of quantitative analysis and risk control techniques. Information from diverse sources is collected and used to construct valuation models which are combined to form a comprehensive computerized valuation ranking system identifying over or undervalued securities.
3 Investment Risks and Potential Rewards Risks
   The Fund's net asset value and investment return fluctuate; when you sell your shares you may receive more or less than the amount you paid for them.
   Investors should be aware that equity securities fluctuate in value, often based on factors unrelated to the value of the issuer or the securities, and that fluctuation can be pronounced. These fluctuations will affect the value of a Fund share and thus the Fund's total return to investors.
Rewards
   This Fund seeks the capital growth and income potential that equity investing offers.
4 Appropriate for Investors Who:
   Are seeking capital growth and income through a portfolio consisting primarily of equity securities.
   Are purchasing as a supplement to an overall investment program and are willing to undertake the risks involved.
   Have an investment horizon of at least five years.
5 Fees and Expenses Shareholder Transaction Expenses are paid by investors when purchasing or redeeming Fund shares. Maximum Sales Load Imposed on Purchases (as a percentage of offering price) None Annual Fund Operating Expenses are taken directly from the assets of the Fund, and are reflected in the Fund's net asset value. (As a percentage of average daily net assets) Management Fees .90%
Other Expenses  .00%
Total Fund Operating Expenses   .90%
Example:
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
        1 Year  3 Years         5 Years         10 Years
        $9      $29     $50     $111
        This is an illustration only; actual expenses and returns will vary.

Average Annual Total Return
for period ended 12/31/95
        1 Year  5 Years From Inception
                        12/31/87
        36.86%  16.80%  15.83%
Past performance is no guarantee of future results; net asset value and investment return fluctuate.
7 Investment Adviser
The Dreyfus Corporation is the Fund's investment adviser.
8 Purchases
The minimum initial investment is $2,500. The initial investment must be accompanied by the Fund's Account Application. Subsequent investments must be at least $100. You may purchase Fund shares by check or wire.
9 Redemptions
You can sell Fund shares by written request, telephone or wire redemption. When a redemption request is received in proper form, the Fund will redeem the shares at the next determined net asset value.
10 Distributions
Dividends, if any, are declared and paid quarterly and capital gains, if any, are declared and paid annually. Dividends and capital gains can be mailed to you, sent directly to your bank, swept into another Dreyfus account or reinvested back into your Fund to purchase shares at net asset value.
11 Other Services
   Telephone Exchange Privilege
   Dreyfus-Automatic Asset Builder
   Dreyfus Dividend Options
   Dreyfus Payroll Savings Plan
   Dreyfus Step Program

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. The net asset value of funds of this type will fluctuate.

This Profile contains key information about the Fund. More details appear in the Fund's accompanying Prospectus.

- 1996, Dreyfus Service Corporation, Broker-Dealer
    Premier Mutual Fund Services, Distributor            728retpro2-961






Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. The net asset value of funds of this type will fluctuate.


                              SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, The Dreyfus/Laurel Funds, Inc. (formerly, The Laurel Funds, Inc.) certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 4th day of March, 1996.


                              THE DREYFUS/LAUREL FUNDS, INC.

                              /s/Marie E. Connolly*
                                 Marie E. Connolly*
                                 President

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


     Signature                 Title                    Date
     ---------                 -----                    ----

     /s/Marie E. Connolly*
     _______________________   President, Treasurer     03/04/96
     Marie E. Connolly


     /s/Francis P. Brennan*
     _______________________   Director,
     Francis P. Brennan        Chairman of the Board    03/04/96


     /s/Ruth Marie Adams*
     _______________________   Director                 03/04/96
     Ruth Marie Adams


     /s/Joseph S. DiMartino*
     _______________________   Director                 03/04/96
     Joseph S. DiMartino


     /s/James M. Fitzgibbons*
     ________________________  Director                 03/04/96
     James M. Fitzgibbons


     /s/Kenneth A. Himmel*
     ________________________  Director                 03/04/96
     Kenneth A. Himmel


     /s/Stephen J. Lockwood*
     ________________________  Director                 03/04/96
     Stephen J. Lockwood


     /s/Roslyn M. Watson*
     ________________________  Director                 03/04/96
     Roslyn M. Watson


     /s/J. Tomlinson Fort*
     ________________________  Director                 03/04/96
     J. Tomlinson Fort


     /s/Arthur L. Goeschel*
     ________________________  Director                 03/04/96
     Arthur L. Goeschel


     /s/Arch S. Jeffery*
     ________________________  Director                 03/04/96
     Arch S. Jeffery


     /s/Robert D. McBride*
     ________________________  Director                 03/04/96
     Robert D. McBride


     /s/John J. Sciullo*
     ________________________  Director                 03/04/96
     John J. Sciullo


*By:  /s/Eric B. Fischman
      ______________________
      Eric B. Fischman,
      Attorney-in-Fact